LEASES - Rental Income To Be Collected (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 63,613	$ 47,709
2022	28,968	51,830
2023	0	28,968
2024	0	0
2025	0	0
Thereafter	0	0
Total minimum lease payments	$ 92,581	$ 128,507